Income (loss) before Income Taxes (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2018	May 31, 2017	May 31, 2016
Income Tax Disclosure [Abstract]
Income Before Income Taxes, United States		$ 228,976	$ 133,356	$ 310,695
Income Before Income Taxes, Foreign		188,072	110,977	172,771
Income Before Income Taxes	[1]	$ 417,048	$ 244,333	$ 483,466

[1]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.